SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Subsequent Events [Abstract]
Beginning balance	$ 1,269,581	$ 1,294,876	$ 1,234,549
Foreign currency translation, gain	222,287	(25,295)	60,327
Ending balance	$ 1,491,868	$ 1,269,581	$ 1,294,876